UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.41%

AUSTRALIA — 1.81%
ASX Ltd.	19,924	$662,389
Brambles Ltd.	16,830	143,765
Dexus Property Group	26,265	152,888
GPT Group (The)	13,158	46,391
Novion Property Group	26,384	51,402
Scentre Group	23,772	70,126
Tatts Group Ltd.	13,532	43,120
Telstra Corp. Ltd.	76,806	377,418

		1,547,499
AUSTRIA — 0.53%
OMV AG	13,464	448,841

		448,841
BELGIUM — 3.41%
Ageas	1,598	60,022
Belgacom SA	8,432	314,682
Colruyt SA	2,550	120,554
Delhaize Group SA	7,922	639,943
Solvay SA	6,562	967,661
Telenet Group Holding NVa	5,814	348,806
Umicore SA	9,282	461,438

		2,913,106
CANADA — 12.80%
Agrium Inc.	16,014	1,652,632
Alimentation Couche-Tard Inc. Class B	2,040	77,777
Bank of Montreal	13,192	858,447
Bank of Nova Scotia (The)	4,216	231,571
Canadian Imperial Bank of Commerce/Canada	17,918	1,433,144
Canadian Natural Resources Ltd.	27,574	912,645
Constellation Software Inc./Canada	4,148	1,619,818
Crescent Point Energy Corp.	47,294	1,230,327
Empire Co. Ltd. Class A	3,536	254,475
Fairfax Financial Holdings Ltd.	238	129,488
Husky Energy Inc.	5,950	132,533
Intact Financial Corp.	816	62,605
Magna International Inc. Class A	1,904	95,573
Methanex Corp.	1,224	73,374
National Bank of Canada	24,480	985,263
Open Text Corp.	1,394	70,157
Peyto Exploration & Development Corp.	2,380	68,909
Rogers Communications Inc. Class B	5,882	209,300
Shaw Communications Inc. Class B	5,984	136,255
Suncor Energy Inc.	15,096	489,678
Thomson Reuters Corp.	5,236	214,282

		10,938,253
DENMARK — 4.91%
AP Moeller - Maersk A/S Class B	816	1,618,523
Coloplast A/S Class B	3,740	305,489
Danske Bank A/S	33,252	943,638

Security	Shares	Value

Jyske Bank A/S Registered[a]	2,788	$136,721
Novo Nordisk A/S Class B	3,808	216,530
TDC A/S	51,034	388,502
Vestas Wind Systems A/S	12,920	587,996

		4,197,399
FINLAND — 5.39%
Elisa OYJ	1,666	50,946
Neste Oil OYJ	17,068	463,986
Nokia OYJ	197,506	1,337,851
Nokian Renkaat OYJ	27,846	908,314
Stora Enso OYJ Class R	53,448	564,774
UPM-Kymmene OYJ	70,618	1,282,713

		4,608,584
FRANCE — 3.81%
Casino Guichard Perrachon SA	2,210	195,637
Danone SA	1,802	130,261
Electricite de France SA	3,332	84,866
Eutelsat Communications SA	2,074	72,231
SCOR SE	2,516	90,584
SES SA	31,246	1,094,147
STMicroelectronics NV	11,050	88,160
Total SA	27,506	1,494,397

		3,250,283
GERMANY — 8.97%
Deutsche Lufthansa AG Registered[a]	113,322	1,574,589
GEA Group AG	1,972	95,405
Hannover Rueck SE	7,072	721,449
Kabel Deutschland Holding AGa	3,604	484,616
MAN SE	408	44,260
Merck KGaA	3,638	394,570
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	4,420	866,250
ProSiebenSat.1 Media AG Registered	28,322	1,456,375
RWE AG	7,004	174,939
Telefonica Deutschland Holding AG	282,438	1,759,345
Volkswagen AG	374	95,258

		7,667,056
ISRAEL — 0.22%
Bezeq The Israeli Telecommunication Corp. Ltd.	97,410	184,594

		184,594
JAPAN — 24.21%
Aeon Co. Ltd.	17,000	211,807
Aisin Seiki Co. Ltd.	3,400	155,979
ANA Holdings Inc.	102,000	282,808
Aozora Bank Ltd.	136,000	509,133
Asahi Kasei Corp.	68,000	643,236
Canon Inc.	10,200	365,059
Chubu Electric Power Co. Inc.	6,800	90,150
Daihatsu Motor Co. Ltd.	6,800	98,645
Eisai Co. Ltd.	17,000	1,141,004
Fuji Heavy Industries Ltd.	10,200	343,026
Hoya Corp.	3,400	131,858
ITOCHU Corp.	13,600	168,196
Japan Airlines Co. Ltd.	54,400	1,818,334

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

JFE Holdings Inc.	6,800	$153,990
JX Holdings Inc.	57,800	252,461
Kawasaki Heavy Industries Ltd.	340,000	1,755,828
Kuraray Co. Ltd.	6,800	92,394
Lawson Inc.	3,400	244,907
Marubeni Corp.	102,000	633,973
Mitsubishi Corp.	6,800	147,200
Mitsubishi UFJ Financial Group Inc.	81,600	583,617
Mitsui & Co. Ltd.	47,600	668,437
Mitsui OSK Lines Ltd.	34,000	120,180
Mizuho Financial Group Inc.	955,400	1,825,854
Nexon Co. Ltd.	13,600	173,083
Nippon Telegraph & Telephone Corp.	13,600	918,713
Nippon Yusen KK	34,000	107,395
NTT Data Corp.	3,400	152,854
NTT DOCOMO Inc.	85,000	1,509,359
Resona Holdings Inc.	214,200	1,148,593
Sekisui House Ltd.	6,800	106,060
Shinsei Bank Ltd.	34,000	69,892
Sumitomo Corp.	40,800	483,620
Sumitomo Mitsui Financial Group Inc.	27,200	1,191,463
Sumitomo Rubber Industries Ltd.	3,400	63,102
Suntory Beverage & Food Ltd.	6,800	290,365
Tokyo Electric Power Co. Inc.[a]	119,000	487,257
Tokyo Gas Co. Ltd.	136,000	786,998
West Japan Railway Co.	13,600	754,722

		20,681,552
NETHERLANDS — 1.77%
Aegon NV	105,162	832,534
Altice SAa	544	57,532
Delta Lloyd NV	4,692	88,670
Heineken Holding NV	2,074	144,647
Koninklijke Ahold NV	6,803	131,880
NN Group NVa	8,738	254,673

		1,509,936
NEW ZEALAND — 0.18%
Spark New Zealand Ltd.	67,184	151,917

		151,917
NORWAY — 1.88%
Orkla ASA	204,850	1,606,613

		1,606,613
SINGAPORE — 0.39%
ComfortDelGro Corp. Ltd.	23,800	55,163
Singapore Exchange Ltd.	13,000	83,621
StarHub Ltd.	61,200	195,444

		334,228
SPAIN — 0.25%
Acerinox SA	6,834	100,011
Mediaset Espana Comunicacion SAa	4,862	66,004
Repsol SA	2,176	44,902

		210,917

Security	Shares	Value

SWEDEN — 3.16%
Boliden AB	46,546	$1,013,936
ICA Gruppen AB	41,582	1,542,204
Millicom International Cellular SA SDR	1,836	143,136

		2,699,276
SWITZERLAND — 10.70%
Baloise Holding AG Registered	3,842	501,523
Banque Cantonale Vaudoise Registered	204	119,974
Clariant AG Registered[a]	28,152	618,990
Credit Suisse Group AG Registered[a]	22,406	593,093
Helvetia Holding AG Registered	340	193,425
Lonza Group AG Registered[a]	612	86,943
OC Oerlikon Corp. AG Registered[a]	39,270	515,552
PSP Swiss Property AG Registered[a]	714	66,454
Swiss Life Holding AG Registered[a]	5,746	1,365,817
Swiss Prime Site AG Registered[a]	416	36,498
Swiss Re AG	17,034	1,510,861
Swisscom AG Registered	2,924	1,738,359
Transocean Ltd.	15,742	281,101
Zurich Insurance Group AGa	4,896	1,513,376

		9,141,966
UNITED KINGDOM — 13.02%
3i Group PLC	43,554	339,009
Amlin PLC	13,124	92,532
AstraZeneca PLC	21,522	1,487,169
BP PLC	113,118	817,194
BT Group PLC	38,522	269,798
Centrica PLC	314,534	1,234,502
GlaxoSmithKline PLC	16,456	382,998
Imperial Tobacco Group PLC	11,322	555,379
Investec PLC	7,990	76,741
J Sainsbury PLC	439,178	1,836,421
Marks & Spencer Group PLC	28,934	246,110
Old Mutual PLC	48,756	176,001
Rentokil Initial PLC	234,056	483,058
Rolls-Royce Holdings PLC[a]	78,286	1,258,401
Rolls-Royce Holdings PLC New[a]	11,038,326	16,963
Royal Dutch Shell PLC Class A	11,934	377,703
RSA Insurance Group PLC	44,574	292,902
Sky PLC	8,806	145,746
SSE PLC	35,224	837,398
Tesco PLC	58,752	199,535

		11,125,560

TOTAL COMMON STOCKS (Cost: $81,952,788)		83,217,580

PREFERRED STOCKS — 1.05%

GERMANY — 1.05%
Bayerische Motoren Werke AG	1,224	112,289
Porsche Automobil Holding SE	2,856	272,985

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

Volkswagen AG	1,972	$511,441

		896,715

TOTAL PREFERRED STOCKS (Cost: $877,580)		896,715

RIGHTS — 0.00%

CANADA — 0.00%
Constellation Software Inc./Canada[a]	4,148	1,233

		1,233

TOTAL RIGHTS (Cost: $1,200)		1,233

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	591,453	591,453

		591,453

TOTAL SHORT-TERM INVESTMENTS (Cost: $591,453)		591,453

TOTAL INVESTMENTS IN SECURITIES — 99.15% (Cost: $83,423,021)		84,706,981
Other Assets, Less Liabilities — 0.85%		729,803

NET ASSETS — 100.00%		$85,436,784

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

3

Schedule of Investments (Unaudited)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 5.29%
Astro Japan Property Group	2,550	$10,640
Atlas Iron Ltd.[a]	73,045	6,914
Aveo Group	13,150	28,731
BC Iron Ltd.[a]	46,815	15,878
Cabcharge Australia Ltd.	5,940	21,224
Drillsearch Energy Ltd.[b]	11,395	10,920
Evolution Mining Ltd.	43,749	34,507
Hills Ltd.	39,432	21,149
iiNET Ltd.[a]	3,105	24,344
IMF Bentham Ltd.	5,165	7,598
MACA Ltd.	32,815	23,294
McMillan Shakespeare Ltd.	5,865	53,662
Mineral Resources Ltd.	41,822	214,416
OZ Minerals Ltd.	3,555	13,151
RCR Tomlinson Ltd.	4,655	6,884
Sandfire Resources NL	4,741	18,398
Sundance Energy Australia Ltd.[a,b]	110,685	52,818
Tassal Group Ltd.	2,775	7,092
Thorn Group Ltd.	26,068	54,281
Vocation Ltd.	75,840	8,674

		634,575
AUSTRIA — 0.25%
Austria Technologie & Systemtechnik AG	1,445	22,976
S IMMO AGb	786	7,339

		30,315
BELGIUM — 4.27%
AGFA-Gevaert NVb	33,855	84,901
Barco NV	235	15,853
Cie. d’Entreprises CFE	525	56,799
Econocom Group SA/NV	1,100	9,618
Fagron	1,120	49,429
Gimv NV	425	19,788
Intervest Offices & Warehouses NV	260	7,266
Mobistar SAb	10,545	200,875
Nyrstar NVb	3,120	12,236
Tessenderlo Chemie NVb	1,671	54,956

		511,721
CANADA — 7.67%
AGT Food & Ingredients Inc.	590	13,001
Artis REIT	1,030	12,653
Capstone Infrastructure Corp.	3,675	11,226
Cogeco Cable Inc.	1,777	101,390
DirectCash Payments Inc.	1,085	16,509
Dominion Diamond Corp.	5,455	107,096
Granite REIT	222	7,669
Ithaca Energy Inc.[b]	11,297	9,886
Laurentian Bank of Canada	3,980	158,674
Liquor Stores N.A. Ltd.	590	6,966
Mainstreet Equity Corp.[a,b]	705	21,646
Manitoba Telecom Services Inc.	8,340	178,815

Security	Shares	Value

Morguard REIT	577	$8,251
NorthWest Healthcare Properties REIT	1,340	9,912
Premium Brands Holdings Corp.	175	4,579
TMX Group Ltd.	4,146	184,050
Total Energy Services Inc.	670	8,518
Transcontinental Inc. Class A	1,070	16,413
Valener Inc.	660	9,230
Wajax Corp.	481	10,138
Yellow Pages Ltd./Canada[b]	1,770	23,016

		919,638
DENMARK — 4.04%
Bavarian Nordic A/Sb	155	7,308
DFDS A/S	1,300	145,616
IC Group A/S	1,215	32,564
Matas A/S	3,600	85,135
Rockwool International A/S Class B	87	11,522
Royal Unibrew A/S	435	83,342
Schouw & Co.	2,310	118,275

		483,762
FINLAND — 3.02%
Atria OYJ	2,520	25,979
Cramo OYJ	2,105	39,273
HKScan OYJ Class A	7,233	39,958
PKC Group OYJ	410	8,977
Ramirent OYJ	3,526	27,144
Sanoma OYJ	12,815	67,405
Tieto OYJ	5,177	124,375
YIT OYJ	4,015	28,569

		361,680
FRANCE — 2.60%
Assystem	410	8,913
Cegedim SAb	450	16,590
Cegid Group	765	33,397
Cie. des Alpes	1,100	21,004
Jacquet Metal Service	590	12,495
MPI	22,846	89,600
Seche Environnement SA	240	8,270
Solocal Group[b]	12,825	7,185
UBISOFT Entertainment[b]	6,235	114,825

		312,279
GERMANY — 3.41%
Amadeus Fire AG	75	6,098
Bauer AGb	670	11,671
Borussia Dortmund GmbH & Co. KGaA	44,137	169,788
CENTROTEC Sustainable AG	1,025	16,407
CropEnergies AG	2,544	8,295
CTS Eventim AG & Co. KGaA	1,590	54,297
Deutsche Beteiligungs AG	960	32,019
DIC Asset AG	980	9,898
Draegerwerk AG & Co. KGaA	115	10,121
Gesco AG	150	12,290
Grammer AG	595	23,019
Kontron AGb	2,790	15,776
MLP AG	2,580	11,041
OHB SE	415	9,184

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

VTG AG	745	$17,155
Wacker Neuson SE	59	1,518

		408,577
HONG KONG — 0.25%
SmarTone Telecommunications Holdings Ltd.[a]	10,000	18,268
United Photovoltaics Group Ltd.[b]	80,000	12,282

		30,550
ISRAEL — 1.03%
Delek Automotive Systems Ltd.	3,005	36,476
Ituran Location and Control Ltd.	2,445	56,224
Tower Semiconductor Ltd.[b]	2,020	30,793

		123,493
ITALY — 0.20%
Banca Profilo SpA	26,635	9,939
Juventus Football Club SpA[b]	40,165	13,682

		23,621
JAPAN — 30.43%
Accordia Golf Co. Ltd.	1,000	10,195
Achilles Corp.	10,000	13,119
Aderans Co. Ltd.	1,000	9,376
Aichi Corp.	3,000	16,646
Arcland Sakamoto Co. Ltd.	1,000	24,225
Asahi Co. Ltd.	1,000	8,858
Asahi Diamond Industrial Co. Ltd.	1,000	12,342
Asahi Holdings Inc.	2,000	37,720
Avex Group Holdings Inc.	1,000	15,468
Capcom Co. Ltd.	4,000	74,873
Cawachi Ltd.	1,500	24,066
CKD Corp.	1,000	9,200
COLOPL Inc.[a]	2,500	51,642
Comforia Residential REIT Inc.	40	87,574
Create Restaurants Holdings Inc.	500	9,484
Daikoku Denki Co. Ltd.	1,000	15,259
Dip Corp.	1,000	63,592
Doshisha Co. Ltd.	1,000	15,091
Duskin Co. Ltd.	100	1,716
Dydo Drinco Inc.	1,000	41,364
EDION Corp.	2,500	18,259
Enplas Corp.	1,000	40,445
Foster Electric Co. Ltd.	4,000	103,953
France Bed Holdings Co. Ltd.	10,000	14,958
Fuji Soft Inc.	1,000	20,381
Fujibo Holdings Inc.	10,000	24,985
G-Tekt Corp.	2,900	27,941
Geo Holdings Corp.	22,000	239,910
Godo Steel Ltd.	10,000	16,295
Gulliver International Co. Ltd.	6,000	46,829
Heiwa Corp.	1,000	20,907
Heiwado Co. Ltd.	1,000	24,049
Hitachi Maxell Ltd.	7,900	127,871
Hokuetsu Bank Ltd. (The)	5,000	10,069
Hokuetsu Kishu Paper Co. Ltd.	5,000	27,242
Hokuto Corp.	1,000	17,966
Honeys Co. Ltd.	1,080	9,774
Hosiden Corp.	3,000	17,548

Security	Shares	Value

Ines Corp.	4,000	$38,272
IT Holdings Corp.	1,000	19,896
IwaiCosmo Holdings Inc.	2,000	27,058
J-Oil Mills Inc.	10,000	33,843
Japan Petroleum Exploration Co. Ltd.	1,000	38,564
Japan Rental Housing Investments Inc.	10	7,061
Juki Corp.	5,000	14,832
JVC Kenwood Corp.	6,000	18,350
Kamei Corp.	3,900	28,614
Kanamoto Co. Ltd.	500	14,644
Kanematsu Corp.	10,000	15,793
Keiyo Co. Ltd.	3,000	13,963
Kenedix Residential Investment Corp.	16	46,528
KEY Coffee Inc.	1,000	15,100
Kinugawa Rubber Industrial Co. Ltd.	10,000	46,127
Kohnan Shoji Co. Ltd.	16,000	178,625
Kura Corp.	500	19,345
Maruha Nichiro Corp.	12,700	176,274
Megachips Corp.	4,000	47,163
MID REIT Inc.	5	14,853
Mimasu Semiconductor Industry Co. Ltd.	1,000	11,490
Ministop Co. Ltd.	1,000	14,832
Mitsubishi Steel Manufacturing Co. Ltd.	10,000	22,729
Morinaga & Co. Ltd./Japan	5,000	16,838
Morinaga Milk Industry Co. Ltd.	10,000	37,102
Musashi Seimitsu Industry Co. Ltd.	1,000	21,292
NEC Capital Solutions Ltd.	500	7,821
Nichiha Corp.	1,000	11,114
Nichii Gakkan Co.	1,000	9,292
Nippon Chemi-Con Corp.[b]	10,000	30,250
Nippon Coke & Engineering Co. Ltd.	19,500	19,065
Nippon Koei Co. Ltd.	5,000	21,058
Nippon Konpo Unyu Soko Co. Ltd.	1,000	17,649
Nippon Signal Co. Ltd. (The)	1,000	9,635
Nissha Printing Co. Ltd.	1,000	19,336
Nisshin OilliO Group Ltd. (The)	10,000	36,768
Okinawa Electric Power Co. Inc. (The)	1,000	37,938
Pacific Industrial Co. Ltd.	3,000	24,893
Press Kogyo Co. Ltd.	10,000	44,623
Prima Meat Packers Ltd.	10,000	28,579
Riso Kagaku Corp.	1,000	16,554
Saizeriya Co. Ltd.	2,000	40,812
Sanyo Shokai Ltd.	15,000	39,108
Senshu Ikeda Holdings Inc.	8,000	35,498
Shinko Electric Industries Co. Ltd.	10,000	80,137
Showa Corp.	1,000	10,604
Tachi-S Co. Ltd.	1,000	15,384
Taiho Kogyo Co. Ltd.	1,500	19,479
Taikisha Ltd.	1,000	26,866
Tamron Co. Ltd.	1,000	23,581
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	8,774
TOKAI Holdings Corp.	4,000	16,980
TOKO Inc.	10,000	29,665
Tokyo Seimitsu Co. Ltd.	500	10,838
Tokyo TY Financial Group Inc.	1,200	34,395
Tomy Co. Ltd.	3,000	18,275
TOPY Industries Ltd.	10,000	24,066
Toridoll.corp.	1,000	14,097
Towa Bank Ltd. (The)	125,000	108,632
TPR Co. Ltd.	1,000	26,406
Tsukuba Bank Ltd.	3,500	12,021
UKC Holdings Corp.	5,400	96,114
Unipres Corp.	4,900	101,300

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

United Super Markets Holdings Inc.[b]	2,000	$17,281
ValueCommerce Co. Ltd.	1,500	7,445
Warabeya Nichiyo Co. Ltd.	1,500	33,680
WATAMI Co. Ltd.[a,b]	1,000	9,852
West Holdings Corp.[a]	1,000	7,295
Yahagi Construction Co. Ltd.	1,000	6,501
Yellow Hat Ltd.	1,000	22,136
Yokohama Reito Co. Ltd.	2,000	14,206
Yorozu Corp.	5,500	112,326

		3,648,709
NETHERLANDS — 4.77%
ASM International NV	5,150	250,483
Fugro NV CVA	6,796	195,674
Kendrion NV	3,160	98,721
Wessanen	3,135	26,758

		571,636
NORWAY — 3.58%
BW Offshore Ltd.	25,040	18,608
Deep Sea Supply PLC	16,701	8,976
Det Norske Oljeselskap ASA[b]	4,495	32,778
Fred Olsen Energy ASA[a]	11,885	106,461
Golden Ocean Group Ltd.[a,b]	1,515	7,449
TGS Nopec Geophysical Co. ASA	10,030	254,760

		429,032
SINGAPORE — 2.31%
AIMS AMP Capital Industrial REIT	30,000	34,653
Cambridge Industrial Trust	125,000	66,060
Far East Hospitality Trust	25,000	15,477
First REIT	15,000	16,421
Hong Fok Corp. Ltd.	10,000	7,172
k1 Ventures Ltd.	70,000	10,834
Perennial Real Estate Holdings Ltd.[a,b]	128,200	105,015
Rotary Engineering Ltd.	20,000	8,305
STATS ChipPAC Ltd.[b]	35,000	13,344

		277,281
SPAIN — 0.21%
Duro Felguera SA	4,000	16,136
Tubacex SA	2,560	8,663

		24,799
SWEDEN — 3.10%
Bure Equity AB	2,550	15,574
Gunnebo AB	4,580	22,762
Haldex AB	1,200	17,928
HIQ International ABb	2,040	10,358
Industrial & Financial Systems Class B	460	15,865
Klovern AB Class A	7,118	7,970
Medivir AB Class Ba,b	11,236	122,447
Nolato AB Class B	2,229	53,521
Oriflame Cosmetics SA SDR	4,445	76,706
Tethys Oil ABb	3,495	28,461

		371,592

Security	Shares	Value

SWITZERLAND — 7.30%
Autoneum Holding AGb	580	$128,022
BKW AG	970	38,048
Bossard Holding AGb	120	14,345
EFG International AGb	755	11,121
Emmi AGb	140	46,360
Forbo Holding AG Registered[b]	21	25,552
Gategroup Holding AGb	390	13,612
Huber & Suhner AG Registered	220	10,168
Implenia AG Registered	895	61,186
Intershop Holdings AG	135	57,637
Komax Holding AG Registered[b]	475	87,152
Kudelski SA Bearer	2,615	39,215
Mobilezone Holding AG	7,922	124,297
Rieter Holding AG Registered[b]	130	21,507
Siegfried Holding AG Registered[b]	446	75,690
St Galler Kantonalbank AG Registered	100	37,971
Swissquote Group Holding SA Registered	300	9,606
Vetropack Holding AG Bearer	10	17,078
Vontobel Holding AG Registered	192	8,525
Walter Meier AG	509	22,818
Zehnder Group AG RG	540	25,475

		875,385
UNITED KINGDOM — 15.39%
Awilco Drilling PLC	1,850	15,160
Bank of Georgia Holdings PLC	350	9,660
Beazley PLC	11,290	48,927
Berendsen PLC	4,335	69,150
Big Yellow Group PLC	1,370	14,064
Cape PLC	4,515	18,387
Carillion PLC	2,050	10,283
Centamin PLC	57,740	56,345
Chesnara PLC	2,140	10,524
COLT Group SAb	8,485	19,429
CSR PLC	795	10,751
Dairy Crest Group PLC	5,900	41,444
Dart Group PLC	13,060	77,671
De La Rue PLC	1,520	12,835
Debenhams PLC	149,135	205,692
Devro PLC	2,435	10,945
EnQuest PLC[b]	10,973	8,853
Entertainment One Ltd.	1,848	8,946
Fenner PLC	2,865	9,290
FirstGroup PLC[b]	14,520	22,213
Globo PLC[a,b]	48,440	39,453
Go-Ahead Group PLC	360	13,665
Greencore Group PLC	3,045	16,598
Greggs PLC	3,555	64,957
GVC Holdings PLC	628	4,295
Halfords Group PLC	1,660	11,602
Hargreaves Services PLC	4,690	31,136
Innovation Group PLC	52,100	22,818
Intermediate Capital Group PLC	1,860	15,078
Interserve PLC	1,320	11,755
Kcom Group PLC	7,555	10,681
Laird PLC	2,310	12,765
Lancashire Holdings Ltd.	15,410	151,560
LondonMetric Property PLC	7,855	19,917
Mitie Group PLC	17,225	75,838
Moneysupermarket.com Group PLC	4,235	18,249

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Morgan Advanced Materials PLC	2,260	$11,673
Northgate PLC	23,591	233,835
Ophir Energy PLC[b]	6,085	13,279
Optimal Payments PLC[b]	8,445	38,544
Pace PLC	16,685	106,409
Paragon Group of Companies PLC (The)	3,515	23,070
Premier Farnell PLC	5,720	16,745
QinetiQ Group PLC	5,110	15,910
Restaurant Group PLC (The)	1,180	12,331
Shanks Group PLC	9,415	15,481
SOCO International PLC	2,240	6,244
Speedy Hire PLC	11,905	13,538
Spirent Communications PLC	7,195	9,702
Synergy Health PLC	1,730	58,887
Trinity Mirror PLC[b]	7,625	21,561
TT electronics PLC	11,350	23,329
Vesuvius PLC	1,730	12,094
Xchanging PLC	5,870	11,028

		1,844,596

TOTAL COMMON STOCKS (Cost: $11,844,426)		11,883,241

RIGHTS — 0.00%

FRANCE — 0.00%
Euro Disney SCA[b]	2,236	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.87%

MONEY MARKET FUNDS — 3.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	436,535	436,535
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	24,523	24,523

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,910	$2,910

		463,968

TOTAL SHORT-TERM INVESTMENTS (Cost: $463,968)		463,968

TOTAL INVESTMENTS IN SECURITIES — 102.99% (Cost: $12,308,394)		12,347,209
Other Assets, Less Liabilities — (2.99)%		(358,648)

NET ASSETS — 100.00%		$11,988,561

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

7

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.33%

AEROSPACE & DEFENSE — 2.44%
General Dynamics Corp.	11,694	$1,605,820
L-3 Communications Holdings Inc.	2,076	238,553

		1,844,373
AIR FREIGHT & LOGISTICS — 3.66%
FedEx Corp.	8,406	1,425,405
United Parcel Service Inc. Class B	13,413	1,348,409

		2,773,814
AIRLINES — 1.66%
Allegiant Travel Co.	8,180	1,257,757

		1,257,757
BANKS — 0.45%
BOK Financial Corp.	611	39,831
Cullen/Frost Bankers Inc.	2,256	164,553
First Citizens BancShares Inc./NC Class A	329	79,072
Prosperity Bancshares Inc.	357	19,042
Trustmark Corp.	1,637	38,960

		341,458
BEVERAGES — 0.32%
Molson Coors Brewing Co. Class B	708	52,045
PepsiCo Inc.	2,028	192,903

		244,948
CHEMICALS — 0.04%
Sigma-Aldrich Corp.	243	33,757

		33,757
COMMERCIAL SERVICES & SUPPLIES — 0.03%
UniFirst Corp./MA	216	24,458

		24,458
COMMUNICATIONS EQUIPMENT — 0.03%
Brocade Communications Systems Inc.	1,739	19,651

		19,651
CONSUMER FINANCE — 0.79%
Cash America International Inc.	23,181	600,851

		600,851
DIVERSIFIED FINANCIAL SERVICES — 1.16%
CBOE Holdings Inc.	5,355	301,326
CME Group Inc./IL	809	73,546

Security	Shares	Value

McGraw Hill Financial Inc.	4,832	$503,978

		878,850
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.80%
AT&T Inc.	39,239	1,359,239

		1,359,239
ELECTRIC UTILITIES — 2.07%
ALLETE Inc.	801	40,290
Eversource Energy	1,229	59,926
Great Plains Energy Inc.	3,431	89,824
IDACORP Inc.	615	37,103
Pinnacle West Capital Corp.	21,052	1,288,383
Portland General Electric Co.	1,352	47,536

		1,563,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
AVX Corp.	5,828	80,252
Corning Inc.	2,479	51,885
Dolby Laboratories Inc. Class A	2,115	85,150
Tech Data Corp.[a]	2,967	167,250

		384,537
ENERGY EQUIPMENT & SERVICES — 0.35%
Helmerich & Payne Inc.	424	33,059
National Oilwell Varco Inc.	1,637	89,069
RPC Inc.	8,883	141,329

		263,457
FOOD & STAPLES RETAILING — 2.38%
Costco Wholesale Corp.	842	120,448
CVS Health Corp.	1,833	181,999
Fresh Market Inc. (The)[a,b]	607	21,330
Wal-Mart Stores Inc.	18,922	1,476,862

		1,800,639
FOOD PRODUCTS — 5.82%
Archer-Daniels-Midland Co.	34,776	1,699,851
Bunge Ltd.	8,657	747,705
Fresh Del Monte Produce Inc.	3,807	140,592
Hershey Co. (The)	12,541	1,152,769
Hormel Foods Corp.	3,059	166,257
Ingredion Inc.	378	30,013
JM Smucker Co. (The)	3,530	409,198
Lancaster Colony Corp.	614	55,051

		4,401,436
GAS UTILITIES — 0.58%
AGL Resources Inc.	892	44,841
Atmos Energy Corp.	5,455	294,570
New Jersey Resources Corp.	2,590	79,021
Piedmont Natural Gas Co. Inc.	598	22,389

		440,821

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 6.23%
Abbott Laboratories	31,725	$1,472,675
Becton Dickinson and Co.	4,531	638,282
CR Bard Inc.	8,131	1,354,462
Edwards Lifesciences Corp.[a]	393	49,773
Medtronic PLC	3,056	227,519
Stryker Corp.	10,137	935,037
Zimmer Holdings Inc.	313	34,380

		4,712,128
HEALTH CARE PROVIDERS & SERVICES — 3.74%
Aetna Inc.	1,060	113,282
AmerisourceBergen Corp.	3,583	409,537
Anthem Inc.	10,776	1,626,422
Cardinal Health Inc.	1,177	99,268
Centene Corp.[a]	2,818	174,688
Chemed Corp.	1,359	156,625
Cigna Corp.	325	40,508
Henry Schein Inc.[a]	688	94,325
Humana Inc.	374	61,934
McKesson Corp.	241	53,839

		2,830,428
HOTELS, RESTAURANTS & LEISURE — 2.99%
Buffalo Wild Wings Inc.[a]	7,044	1,122,109
Carnival Corp.	10,199	448,450
Cheesecake Factory Inc. (The)	3,885	194,755
Chipotle Mexican Grill Inc.[a]	195	121,161
McDonald’s Corp.	1,841	177,749
Panera Bread Co. Class Aa	975	177,918
Yum! Brands Inc.	281	24,155

		2,266,297
HOUSEHOLD PRODUCTS — 1.98%
Kimberly-Clark Corp.	11,196	1,228,089
Procter & Gamble Co. (The)	3,417	271,686

		1,499,775
INSURANCE — 13.30%
ACE Ltd.	13,293	1,422,218
Aflac Inc.	20,841	1,313,817
Allied World Assurance Co. Holdings AG	24,452	1,005,955
American Financial Group Inc./OH	3,682	232,702
Aspen Insurance Holdings Ltd.	2,679	125,190
Assurant Inc.	2,830	173,932
Axis Capital Holdings Ltd.	20,142	1,048,592
Chubb Corp. (The)	900	88,515
Endurance Specialty Holdings Ltd.	2,397	144,731
Everest Re Group Ltd.	2,266	405,410
Hanover Insurance Group Inc. (The)	216	14,811
HCC Insurance Holdings Inc.	5,070	288,787
Lincoln National Corp.	2,057	116,200
Loews Corp.	1,737	72,329
PartnerRe Ltd.	5,103	653,184
Reinsurance Group of America Inc.	17,103	1,566,977
RenaissanceRe Holdings Ltd.	999	102,387
Symetra Financial Corp.	13,899	330,101
Torchmark Corp.	7,970	447,197

Security	Shares	Value

Travelers Companies Inc. (The)	1,087	$109,907
Validus Holdings Ltd.	9,731	407,048

		10,069,990
INTERNET & CATALOG RETAIL — 1.47%
Amazon.com Inc.[a]	2,547	1,074,274
Expedia Inc.	374	35,242

		1,109,516
INTERNET SOFTWARE & SERVICES — 4.37%
Akamai Technologies Inc.[a]	1,598	117,900
eBay Inc.[a]	28,516	1,661,342
Google Inc. Class Aa	1,400	768,278
Google Inc. Class Ca	1,415	760,268

		3,307,788
IT SERVICES — 2.09%
Amdocs Ltd.	15,329	844,168
Automatic Data Processing Inc.	2,134	180,409
Jack Henry & Associates Inc.	379	25,207
Total System Services Inc.	13,395	529,906

		1,579,690
LIFE SCIENCES TOOLS & SERVICES — 0.03%
Bio-Rad Laboratories Inc. Class Aa	184	24,739

		24,739
MEDIA — 0.07%
Madison Square Garden Co. (The) Class Aa	662	53,159

		53,159
MULTI-UTILITIES — 6.06%
Alliant Energy Corp.	3,713	224,525
Avista Corp.	1,404	45,798
Consolidated Edison Inc.	18,970	1,167,604
DTE Energy Co.	18,809	1,497,761
NorthWestern Corp.	885	46,100
PG&E Corp.	24,485	1,295,746
Public Service Enterprise Group Inc.	7,382	306,648

		4,584,182
MULTILINE RETAIL — 1.01%
Kohl’s Corp.	1,831	131,191
Target Corp.	8,075	636,552

		767,743
OIL, GAS & CONSUMABLE FUELS — 8.06%
Chevron Corp.	11,482	1,275,191
EOG Resources Inc.	13,385	1,324,446
Exxon Mobil Corp.	14,787	1,291,940
Murphy Oil Corp.	21,850	1,040,278
Occidental Petroleum Corp.	14,616	1,170,742

		6,102,597

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

PHARMACEUTICALS — 6.05%
Eli Lilly & Co.	3,328	$239,183
Johnson & Johnson	14,747	1,462,902
Merck & Co. Inc.	25,521	1,520,031
Pfizer Inc.	39,950	1,355,504

		4,577,620
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.32%
Invesco Mortgage Capital Inc.	15,562	239,655

		239,655
ROAD & RAIL — 0.19%
Werner Enterprises Inc.	5,311	142,707

		142,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.40%
Broadcom Corp. Class A	14,903	658,787
Intel Corp.	46,372	1,509,409
Maxim Integrated Products Inc.	1,786	58,634
Skyworks Solutions Inc.	3,765	347,321

		2,574,151
SOFTWARE — 3.20%
Citrix Systems Inc.[a]	3,024	203,092
FactSet Research Systems Inc.	321	50,522
Intuit Inc.	2,533	254,136
Microsoft Corp.	34,644	1,685,084
Red Hat Inc.[a]	244	18,364
SolarWinds Inc.[a]	289	14,097
Synopsys Inc.[a]	465	21,799
VMware Inc. Class Aa,b	2,024	178,314

		2,425,408
SPECIALTY RETAIL — 6.58%
Bed Bath & Beyond Inc.[a]	7,247	510,624
GameStop Corp. Class Ab	26,229	1,010,866
O’Reilly Automotive Inc.[a]	7,413	1,614,774
Outerwall Inc.	800	53,144
Ross Stores Inc.	2,739	270,832
TJX Companies Inc. (The)	23,549	1,519,852

		4,980,092
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.05%
Apple Inc.	10,237	1,281,160
EMC Corp./MA	14,946	402,197
Western Digital Corp.	14,143	1,382,337

		3,065,694

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.05%
Deckers Outdoor Corp.[a,b]	490	$36,260

		36,260

TOTAL COMMON STOCKS (Cost: $67,234,096)		75,182,727

SHORT-TERM INVESTMENTS — 2.32%

MONEY MARKET FUNDS — 2.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,229,230	1,229,230
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	69,053	69,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	460,907	460,907

		1,759,190

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,759,190)		1,759,190

TOTAL INVESTMENTS IN SECURITIES — 101.65%
(Cost: $68,993,286)		76,941,917
Other Assets, Less Liabilities — (1.65)%		(1,247,646)

NET ASSETS — 100.00%		$75,694,271

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

10

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.38%

AEROSPACE & DEFENSE — 1.19%
CPI Aerostructures Inc.[a]	1,075	$12,115
Engility Holdings Inc.	8,978	250,217

		262,332
AIRLINES — 1.79%
Allegiant Travel Co.	2,575	395,932

		395,932
BANKS — 4.55%
1st Source Corp.	308	9,585
American National Bankshares Inc.	826	18,593
Arrow Financial Corp.	1,327	34,582
BancFirst Corp.	364	21,010
Bank of Marin Bancorp	420	21,176
BSB Bancorp Inc./MAa	518	10,950
Camden National Corp.	476	18,240
Century Bancorp Inc./MA Class A	182	7,031
City Holding Co.	700	32,179
CNB Financial Corp./PA	434	7,456
Community Trust Bancorp Inc.	1,245	39,940
First Financial Corp./IN	1,008	34,222
First Interstate BancSystem Inc.	8,597	232,635
First of Long Island Corp. (The)	588	14,712
Great Southern Bancorp Inc.	462	18,212
Heritage Financial Corp./WA	2,283	38,583
Horizon Bancorp/IN	420	9,807
Lakeland Financial Corp.	1,008	39,362
Merchants Bancshares Inc./VT	462	13,610
Northrim BanCorp Inc.	518	12,909
Premier Financial Bancorp Inc.	462	6,879
Renasant Corp.	867	25,759
S&T Bancorp Inc.	504	13,558
Simmons First National Corp. Class A	1,652	72,275
State Bank Financial Corp.	2,646	52,946
Stock Yards Bancorp Inc.	769	26,761
Suffolk Bancorp	1,246	29,854
Tompkins Financial Corp.	532	27,744
Trustmark Corp.	1,945	46,291
Univest Corp. of Pennsylvania	686	13,384
WesBanco Inc.	1,736	54,701

		1,004,946
BIOTECHNOLOGY — 0.37%
Anacor Pharmaceuticals Inc.[a]	888	46,789
Hyperion Therapeutics Inc.[a]	417	19,165
Intercept Pharmaceuticals Inc.[a,b]	58	14,663

		80,617
BUILDING PRODUCTS — 0.10%
AAON Inc.	922	22,100

		22,100

Security	Shares	Value

CAPITAL MARKETS — 1.53%
Diamond Hill Investment Group Inc.	759	$138,290
FBR & Co.[a]	401	8,605
GAMCO Investors Inc. Class A	293	22,652
Manning & Napier Inc.	15,879	168,794

		338,341
CHEMICALS — 0.22%
Core Molding Technologies Inc.[a]	420	9,189
Hawkins Inc.	993	39,174

		48,363
COMMERCIAL SERVICES & SUPPLIES — 0.88%
Brady Corp. Class A	280	7,456
Courier Corp.	2,715	65,920
Intersections Inc.[b]	13,116	42,365
Kimball International Inc. Class B	4,144	41,937
McGrath RentCorp	168	5,563
Swisher Hygiene Inc.[a]	2,328	3,795
UniFirst Corp./MA	248	28,081

		195,117
COMMUNICATIONS EQUIPMENT — 1.49%
Aruba Networks Inc.[a]	12,830	315,746
ClearOne Inc.	1,077	13,667

		329,413
CONSTRUCTION & ENGINEERING — 1.67%
Argan Inc.	11,197	361,775
Northwest Pipe Co.[a]	283	6,860

		368,635
CONSUMER FINANCE — 3.76%
Cash America International Inc.	17,558	455,103
QC Holdings Inc.	1,399	2,840
World Acceptance Corp.[a,b]	4,387	371,228

		829,171
CONTAINERS & PACKAGING — 0.03%
UFP Technologies Inc.[a]	294	5,965

		5,965
DISTRIBUTORS — 0.45%
Core-Mark Holding Co. Inc.	1,874	98,779

		98,779
DIVERSIFIED CONSUMER SERVICES — 0.79%
Capella Education Co.	1,778	96,065
K12 Inc.[a]	417	6,743
Steiner Leisure Ltd.[a]	238	11,481
Strayer Education Inc.[a]	1,166	59,140

		173,429

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.14%
Inteliquent Inc.	1,656	$31,481

		31,481
ELECTRIC UTILITIES — 4.07%
ALLETE Inc.	306	15,392
El Paso Electric Co.	7,730	287,633
Empire District Electric Co. (The)	5,852	137,932
MGE Energy Inc.	4,232	175,543
Otter Tail Corp.	6,438	192,561
Unitil Corp.	2,604	89,057

		898,118
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.94%
AVX Corp.	1,542	21,233
Dolby Laboratories Inc. Class A	2,730	109,910
Electro Rent Corp.	2,366	25,647
Mesa Laboratories Inc.	83	7,046
Multi-Fineline Electronix Inc.[a]	629	14,706
OSI Systems Inc.[a]	179	12,031
PC Connection Inc.	1,036	25,164
PCM Inc.[a]	984	9,712
RadiSys Corp.[a]	2,814	6,191
ScanSource Inc.[a]	2,353	93,767
Tech Data Corp.[a,b]	1,570	88,501
TTM Technologies Inc.[a]	1,428	13,352

		427,260
ENERGY EQUIPMENT & SERVICES — 0.13%
Mitcham Industries Inc.[a]	963	4,719
Natural Gas Services Group Inc.[a]	924	23,423

		28,142
FOOD & STAPLES RETAILING — 3.36%
Andersons Inc. (The)	4,371	186,598
Fresh Market Inc. (The)[a,b]	12,135	426,424
SpartanNash Co.	2,380	71,805
Village Super Market Inc. Class A	378	12,069
Weis Markets Inc.	994	44,084

		740,980
FOOD PRODUCTS — 0.93%
Fresh Del Monte Produce Inc.	3,280	121,130
J&J Snack Foods Corp.	69	7,199
John B Sanfilippo & Son Inc.	868	45,144
Lancaster Colony Corp.	139	12,463
Omega Protein Corp.[a]	873	11,157
Rocky Mountain Chocolate Factory Inc.	714	9,168

		206,261
GAS UTILITIES — 1.80%
Chesapeake Utilities Corp.	2,879	137,559
Delta Natural Gas Co. Inc.	350	6,895
Gas Natural Inc.	1,176	11,760
New Jersey Resources Corp.	1,648	50,280

Security	Shares	Value

Northwest Natural Gas Co.	4,090	$191,003

		397,497
HEALTH CARE EQUIPMENT & SUPPLIES — 3.87%
Align Technology Inc.[a]	101	5,943
CryoLife Inc.	1,358	13,852
Cyberonics Inc.[a]	766	46,657
DexCom Inc.[a]	5,974	403,663
Exactech Inc.[a]	364	7,953
ICU Medical Inc.[a]	2,466	208,056
Natus Medical Inc.[a,b]	2,212	83,415
Vascular Solutions Inc.[a]	2,646	84,831

		854,370
HEALTH CARE PROVIDERS & SERVICES — 5.12%
Addus HomeCare Corp.[a]	2,156	57,867
Almost Family Inc.[a,b]	1,092	47,262
BioTelemetry Inc.[a]	1,977	15,836
Centene Corp.[a,b]	608	37,690
Chemed Corp.	1,008	116,172
CorVel Corp.[a]	2,294	81,988
LHC Group Inc.[a]	1,652	52,963
Magellan Health Inc.[a]	2,939	186,039
Molina Healthcare Inc.[a]	4,984	295,202
Owens & Minor Inc.	392	13,218
Triple-S Management Corp. Class Ba,b	10,907	204,179
U.S. Physical Therapy Inc.	476	22,448

		1,130,864
HEALTH CARE TECHNOLOGY — 0.05%
Quality Systems Inc.	654	10,199

		10,199
HOTELS, RESTAURANTS & LEISURE — 7.21%
Ark Restaurants Corp.	484	11,853
Bob Evans Farms Inc./DE	8,021	345,063
Buffalo Wild Wings Inc.[a,b]	2,595	413,384
Cheesecake Factory Inc. (The)	3,021	151,443
Frisch’s Restaurants Inc.	616	17,402
Hyatt Hotels Corp. Class Aa,b	7,802	452,906
RCI Hospitality Holdings Inc.[a]	504	5,741
Red Robin Gourmet Burgers Inc.[a,b]	114	8,560
Texas Roadhouse Inc.	5,502	184,867

		1,591,219
HOUSEHOLD DURABLES — 0.37%
CSS Industries Inc.	2,057	58,295
Universal Electronics Inc.[a]	172	9,278
ZAGG Inc.[a]	1,815	15,119

		82,692
HOUSEHOLD PRODUCTS — 0.13%
Oil-Dri Corp. of America	462	15,163
Orchids Paper Products Co.	616	13,238

		28,401

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

INSURANCE — 11.77%
American National Insurance Co.	158	$15,810
AMERISAFE Inc.	140	6,327
Argo Group International Holdings Ltd.	152	7,447
Aspen Insurance Holdings Ltd.	9,381	438,374
EMC Insurance Group Inc.	1,130	39,143
Endurance Specialty Holdings Ltd.	4,484	270,744
FBL Financial Group Inc. Class A	1,653	96,320
Federated National Holding Co.	4,660	134,208
HCI Group Inc.	984	42,883
Horace Mann Educators Corp.	7,548	256,406
Infinity Property & Casualty Corp.	543	40,263
Kansas City Life Insurance Co.	923	41,424
Maiden Holdings Ltd.	9,898	143,818
National Western Life Insurance Co. Class A	738	176,832
Navigators Group Inc. (The)[a]	1,316	102,714
OneBeacon Insurance Group Ltd. Class A	336	5,067
Safety Insurance Group Inc.	963	55,998
StanCorp Financial Group Inc.	98	7,064
Symetra Financial Corp.	21,655	514,306
United Fire Group Inc.	1,778	53,109
Universal Insurance Holdings Inc.	6,219	149,380

		2,597,637
INTERNET & CATALOG RETAIL — 1.46%
1-800-Flowers.com Inc. Class Aa	2,506	26,488
NutriSystem Inc.	7,534	143,523
Overstock.com Inc.[a]	483	10,370
PetMed Express Inc.	1,690	26,753
Shutterfly Inc.[a]	2,549	114,093

		321,227
INTERNET SOFTWARE & SERVICES — 3.21%
Carbonite Inc.[a]	1,224	12,534
Cimpress NVa	395	33,156
comScore Inc.[a]	496	25,971
Constant Contact Inc.[a]	308	10,734
Envestnet Inc.[a]	3,909	200,375
LogMeIn Inc.[a]	1,622	104,100
Shutterstock Inc.[a,b]	1,095	73,902
United Online Inc.[a]	4,588	72,628
Zillow Group Inc. Class Aa,b	1,785	174,287

		707,687
IT SERVICES — 2.58%
CACI International Inc. Class Aa	504	44,473
CSG Systems International Inc.	1,498	43,622
Global Cash Access Holdings Inc.[a]	9,780	72,372
Innodata Inc.[a]	1,806	5,003
ManTech International Corp./VA Class A	12,884	376,599
PRGX Global Inc.[a]	3,417	14,488
Sykes Enterprises Inc.[a]	517	12,940

		569,497
LEISURE PRODUCTS — 0.03%
Johnson Outdoors Inc. Class A	223	7,025

		7,025

Security	Shares	Value

MACHINERY — 0.19%
Briggs & Stratton Corp.	829	$16,207
LB Foster Co. Class A	206	8,802
Proto Labs Inc.[a]	227	15,890

		40,899
MEDIA — 1.86%
Harte-Hanks Inc.	3,864	26,237
Martha Stewart Living Omnimedia Inc. Class Aa	17,149	94,319
Rentrak Corp.[a,b]	4,970	235,578
Scholastic Corp.	1,323	53,767

		409,901
METALS & MINING — 0.48%
Golden Minerals Co.[a,b]	18,816	8,224
Golden Star Resources Ltd.[a,b]	20,607	4,534
Schnitzer Steel Industries Inc. Class A	5,416	94,347

		107,105
MULTI-UTILITIES — 0.02%
Vectren Corp.	124	5,353

		5,353
MULTILINE RETAIL — 0.24%
Big Lots Inc.	430	19,595
Fred’s Inc. Class A	1,960	33,065

		52,660
OIL, GAS & CONSUMABLE FUELS — 1.62%
Contango Oil & Gas Co.[a]	10,042	251,753
Matador Resources Co.[a,b]	471	13,056
VAALCO Energy Inc.[a]	37,312	92,161

		356,970
PAPER & FOREST PRODUCTS — 0.36%
Schweitzer-Mauduit International Inc.	1,782	78,782

		78,782
PERSONAL PRODUCTS — 2.02%
Medifast Inc.[a]	5,016	150,480
Nutraceutical International Corp.[a]	742	14,469
USANA Health Sciences Inc.[a]	2,462	280,028

		444,977
PHARMACEUTICALS — 0.91%
SciClone Pharmaceuticals Inc.[a]	24,570	200,737

		200,737
PROFESSIONAL SERVICES — 3.17%
Barrett Business Services Inc.	1,654	73,553
CRA International Inc.[a]	1,778	51,918
ICF International Inc.[a]	1,204	46,354

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Navigant Consulting Inc.[a]	2,158	$31,205
RPX Corp.[a]	29,484	458,771
VSE Corp.	518	36,850

		698,651
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.94%
Agree Realty Corp.	718	22,100
Chesapeake Lodging Trust	640	20,320
DuPont Fabros Technology Inc.	600	18,690
Dynex Capital Inc.	5,892	47,136
Invesco Mortgage Capital Inc.	9,519	146,593
LTC Properties Inc.	1,565	68,015
National Health Investors Inc.	156	10,408
Pebblebrook Hotel Trust	345	14,814
PS Business Parks Inc.	186	14,201
Select Income REIT[b]	12,334	286,026

		648,303
ROAD & RAIL — 1.47%
Knight Transportation Inc.	924	26,704
Marten Transport Ltd.	5,697	126,815
Werner Enterprises Inc.	6,328	170,033

		323,552
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.93%
Cirrus Logic Inc.[a]	17,832	602,365
Integrated Silicon Solution Inc.	812	15,062
Monolithic Power Systems Inc.	237	12,284
Pericom Semiconductor Corp.	1,386	17,353
PMC-Sierra Inc.[a]	36,411	306,945
Power Integrations Inc.	1,149	56,864
Semtech Corp.[a,b]	3,318	77,276

		1,088,149
SOFTWARE — 3.52%
AVG Technologies NVa	11,568	276,707
Digimarc Corp.	238	5,569
Imperva Inc.[a]	735	33,531
Infoblox Inc.[a]	681	16,044
Pegasystems Inc.	15,301	329,584
Proofpoint Inc.[a]	539	29,095
Qualys Inc.[a,b]	968	47,935
TeleCommunication Systems Inc. Class Aa	12,109	37,780

		776,245
SPECIALTY RETAIL — 3.82%
Children’s Place Inc. (The)	8,412	510,272
Guess? Inc.	627	11,480
Kirkland’s Inc.[a,b]	1,484	35,230
Men’s Wearhouse Inc. (The)	261	14,770
Outerwall Inc.[b]	713	47,365
Select Comfort Corp.[a]	1,846	56,894
Tilly’s Inc. Class Aa	11,154	148,794
Winmark Corp.	211	18,992

		843,797

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.13%
Lexmark International Inc. Class A	5,614	$249,205

		249,205
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Columbia Sportswear Co.	423	26,522
Deckers Outdoor Corp.[a,b]	2,032	150,368
Perry Ellis International Inc.[a]	420	10,046
Vera Bradley Inc.[a,b]	565	8,046

		194,982
THRIFTS & MORTGAGE FINANCE — 0.75%
First Defiance Financial Corp.	1,386	48,510
Meta Financial Group Inc.	966	39,519
Territorial Bancorp Inc.	2,215	51,166
United Financial Bancorp Inc.	2,034	25,934

		165,129
TRADING COMPANIES & DISTRIBUTORS — 0.02%
Rush Enterprises Inc. Class Aa	154	4,026

		4,026
WATER UTILITIES — 1.43%
American States Water Co.	3,360	128,990
Artesian Resources Corp. Class A	1,092	23,522
California Water Service Group	2,968	70,846
Connecticut Water Service Inc.	672	24,192
Consolidated Water Co. Ltd.	869	10,437
Middlesex Water Co.	1,176	26,777
York Water Co. (The)	1,260	31,702

		316,466
WIRELESS TELECOMMUNICATION SERVICES — 0.63%
U.S. Cellular Corp.[a]	3,755	138,672

		138,672

TOTAL COMMON STOCKS (Cost: $20,353,582)		21,928,258

INVESTMENT COMPANIES — 0.10%

CAPITAL MARKETS — 0.10%
Solar Senior Capital Ltd.	1,337	21,659

		21,659

TOTAL INVESTMENT COMPANIES (Cost: $20,896)		21,659

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 11.54%

MONEY MARKET FUNDS — 11.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,309,315	$2,309,315
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	129,727	129,727
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	108,241	108,241

		2,547,283

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,547,283)		2,547,283

TOTAL INVESTMENTS IN SECURITIES — 111.02% (Cost: $22,921,761)		24,497,200
Other Assets, Less Liabilities — (11.02)%		(2,431,731)

NET ASSETS — 100.00%		$22,065,469

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

15

Notes to Schedules of Investments (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Enhanced International Large-Cap
Enhanced International Small-Cap
Enhanced U.S. Large-Cap
Enhanced U.S. Small-Cap

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

16

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

17

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Enhanced International Large-Cap
Assets:
Common Stocks	$83,200,617	$16,963	$—		$83,217,580
Preferred Stocks	896,715	—	—		896,715
Rights	1,233	—	—		1,233
Money Market Funds	591,453	—	—		591,453

	$84,690,018	$16,963	$—		$84,706,981

Enhanced International Small-Cap
Assets:
Common Stocks	$11,876,327	$6,914	$—		$11,883,241
Rights	—	—	0	[a]	0	[a]
Money Market Funds	463,968	—	—		463,968

	$12,340,295	$6,914	$0	[a]	$12,347,209

Enhanced U.S. Large-Cap
Assets:
Common Stocks	$75,182,727	$—	$—		$75,182,727
Money Market Funds	1,759,190	—	—		1,759,190

	$76,941,917	$—	$—		$76,941,917

Enhanced U.S. Small-Cap
Assets:
Common Stocks	$21,928,258	$—	$—		$21,928,258
Investment Companies	21,659	—	—		21,659
Money Market Funds	2,547,283	—	—		2,547,283

	$24,497,200	$—	$—		$24,497,200

[a]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

18

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FEDERAL INCOME TAXES

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$83,457,444	$4,573,397	$(3,323,860)	$1,249,537
Enhanced International Small-Cap	12,341,338	894,002	(888,131)	5,871
Enhanced U.S. Large-Cap	69,066,014	8,932,745	(1,056,842)	7,875,903
Enhanced U.S. Small-Cap	22,942,567	2,597,573	(1,042,940)	1,554,633

19

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

20

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 26, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 26, 2015